EATON VANCE VT LARGE-CAP VALUE FUND
Supplement to Summary Prospectus dated May 1, 2014

Effective immediately, the Fund’s portfolio managers are Michael R. Mach (lead portfolio manager) and John D. Crowley.  On June 30, 2014, Mr. Mach will retire from the Eaton Vance organization and, as of such date, the following replaces “Portfolio Managers.” under “Management”:

Portfolio Managers.  The Fund is managed by:

Edward J. Perkin, CFA (lead portfolio manager), Chief Equity Investment Officer and Vice President of Eaton Vance, who has managed the Fund since June 30, 2014; and

John D. Crowley, Vice President of Eaton Vance, who has managed the Fund since 2010.

May 20, 2014

15058  5.20.14

EATON VANCE VT LARGE-CAP VALUE FUND
Supplement to Prospectus dated May 1, 2014

Effective immediately, the Fund’s portfolio managers are Michael R. Mach (lead portfolio manager) and John D. Crowley.  On June 30, 2014, Mr. Mach will retire from the Eaton Vance organization and, as of such date, the Prospectus is revised as follows:

1.  The following replaces “Portfolio Managers.” under “Management” in “Fund Summaries – Eaton Vance VT Large-Cap Value Fund”:

Portfolio Managers.  The Fund is managed by:

Edward J. Perkin, CFA (lead portfolio manager), Chief Equity Investment Officer and Vice President of Eaton Vance, who has managed the Fund since June 30, 2014; and

John D. Crowley, Vice President of Eaton Vance, who has managed the Fund since 2010.

2.  The following replaces the third paragraph under “VT Large-Cap Value Fund.” in “Management.” under “Management and Organization”:

The Fund is managed by Edward J. Perkin, CFA (lead portfolio manager) and John D. Crowley.  Mr. Perkin has served as a portfolio manager of the Fund since June 30, 2014 and manages other Eaton Vance portfolios. He is Chief Equity Investment Officer and Vice President of Eaton Vance.  Prior to joining Eaton Vance in 2014, Mr. Perkin was Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global, at Goldman Sachs Asset Management.  Mr. Crowley has served as a portfolio manager of the Fund since 2010.  He is a Vice President of Eaton Vance and has managed other Eaton Vance portfolios for more than five years.

May 20, 2014

15059  5.20.14